Earnings (Loss) Per Share (Details Narrative) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Earnings Loss Per Share Details Narrative
Antidilutive Securities Excluded from Computation of Earnings Per Share	99,388,222	92,046,867	94,290,134	48,376,071